Segment Information - Financial Information of Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Gross written premiums	¥ 567,086	¥ 535,826	¥ 511,966
Net premiums earned	560,278	532,023	506,910
Investment income	139,919	125,167	122,727
Net realised gains on financial assets	1,831	(19,591)	42
Net fair value gains through profit or loss	19,251	(18,278)	6,183
Other income	8,195	8,098	7,493
Total revenues	729,474	627,419	643,355
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits	(127,877)	(248,736)	(259,708)
Accident and health claims and claim adjustment expenses	(50,783)	(40,552)	(33,818)
Increase in insurance contract liabilities	(330,807)	(189,931)	(172,517)
Investment contract benefits	(9,157)	(9,332)	(8,076)
Policyholder dividends resulting from participation in profits	(22,375)	(19,646)	(21,871)
Underwriting and policy acquisition costs	(81,396)	(62,705)	(64,789)
Finance costs	(4,255)	(4,116)	(4,601)
Administrative expenses	(40,275)	(37,486)	(35,953)
Other expenses	(9,602)	(7,642)	(6,426)
Statutory insurance fund contribution	(1,163)	(1,097)	(1,068)
Total benefits, claims and expenses	(677,690)	(621,243)	(608,827)
Net gains on investments of associates and joint ventures	8,011	7,745
Including: share of profit of associates and joint ventures	9,159	7,745	7,143
Segment results	59,795	13,921	41,671
Income tax	(781)	(1,985)	(8,919)
Net profit	59,014	11,936	32,752
Attributable to
Equity holders of the Company	58,287	11,395	32,253
Non-controlling interests	727	541	499
Other comprehensive income attributable to equity holders of the Company	34,847	(2,070)	(7,912)
Depreciation and amortisation	4,379	2,638	2,240
ASSETS
Financial assets	3,381,269	2,942,485
Others	244,617	220,942
Segment assets	3,625,886	3,163,427
Unallocated
Property, plant and equipment	51,758	47,281	42,707
Others	49,090	43,695
Total assets	3,726,734	3,254,403
Liabilities
Insurance contracts	2,552,736	2,216,031
Investment contracts	267,804	255,434
Derivative financial instruments		1,877
Securities sold under agreements to repurchase	118,088	192,141
Others	110,757	72,976
Segment liabilities	3,049,385	2,738,459
Unallocated
Others	268,007	192,654
Total liabilities	3,317,392	2,931,113
Operating segments [member] | Life [member]
Revenues
Gross written premiums	446,562	437,540	429,822
Net premiums earned	445,719	436,863	429,267
Investment income	129,334	116,721	115,316
Net realised gains on financial assets	1,646	(18,439)	41
Net fair value gains through profit or loss	16,947	(16,946)	5,690
Other income	1,110	1,088	1,276
Total revenues	594,756	519,287	551,590
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits	(124,194)	(245,786)	(257,300)
Accident and health claims and claim adjustment expenses	0
Increase in insurance contract liabilities	(303,479)	(167,090)	(152,110)
Investment contract benefits	(8,810)	(9,020)	(7,798)
Policyholder dividends resulting from participation in profits	(22,251)	(19,523)	(21,748)
Underwriting and policy acquisition costs	(57,071)	(43,108)	(48,781)
Finance costs	(3,288)	(3,304)	(3,967)
Administrative expenses	(25,328)	(23,728)	(24,286)
Other expenses	(7,120)	(5,339)	(5,508)
Including: inter-segment expenses	(1,573)	(1,492)	(1,071)
Statutory insurance fund contribution	(797)	(759)	(777)
Total benefits, claims and expenses	(552,338)	(517,657)	(522,275)
Segment results	42,418	1,630	29,315
Attributable to
Other comprehensive income attributable to equity holders of the Company	31,861	(2,579)	(7,838)
Depreciation and amortisation	2,671	1,589	1,513
ASSETS
Financial assets	3,111,140	2,743,378
Others	8,953	9,696
Segment assets	3,120,093	2,753,074
Liabilities
Insurance contracts	2,385,407	2,081,822
Investment contracts	252,362	240,152
Derivative financial instruments		1,773
Securities sold under agreements to repurchase	106,377	178,499
Others	80,820	46,328
Segment liabilities	2,824,966	2,548,574
Operating segments [member] | Life [member] | Term life [member]
Revenues
Gross written premiums	2,584	3,145	4,110
Operating segments [member] | Life [member] | Whole life [member]
Revenues
Gross written premiums	61,612	46,375	36,496
Operating segments [member] | Life [member] | Endowment [member]
Revenues
Gross written premiums	113,950	126,318	198,418
Operating segments [member] | Life [member] | Annuity [member]
Revenues
Gross written premiums	268,416	261,702	190,798
Operating segments [member] | Health [member]
Revenues
Gross written premiums	105,581	83,614	67,708
Net premiums earned	99,575	80,279	63,323
Investment income	7,849	6,393	5,454
Net realised gains on financial assets	100	(1,008)	2
Net fair value gains through profit or loss	1,027	(927)	269
Other income	60	84	75
Total revenues	108,611	84,821	69,123
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits	(3,649)	(2,922)	(2,383)
Accident and health claims and claim adjustment expenses	(44,613)	(33,801)	(27,992)
Increase in insurance contract liabilities	(27,209)	(22,966)	(20,249)
Investment contract benefits	(347)	(312)	(278)
Policyholder dividends resulting from participation in profits	(124)	(123)	(123)
Underwriting and policy acquisition costs	(16,554)	(11,806)	(8,494)
Finance costs	(200)	(181)	(187)
Administrative expenses	(9,075)	(7,881)	(5,615)
Other expenses	(692)	(487)	(376)
Including: inter-segment expenses	(95)	(82)	(51)
Statutory insurance fund contribution	(273)	(242)	(180)
Total benefits, claims and expenses	(102,736)	(80,721)	(65,877)
Segment results	5,875	4,100	3,246
Attributable to
Other comprehensive income attributable to equity holders of the Company	1,931	(141)	(370)
Depreciation and amortisation	917	505	351
ASSETS
Financial assets	183,142	145,889
Others	12,109	8,975
Segment assets	195,251	154,864
Liabilities
Insurance contracts	158,800	125,743
Investment contracts	15,442	15,282
Derivative financial instruments		97
Securities sold under agreements to repurchase	6,447	9,759
Others	5,687	3,607
Segment liabilities	186,376	154,488
Operating segments [member] | Accident [member]
Revenues
Gross written premiums	14,943	14,672	14,436
Net premiums earned	14,984	14,881	14,320
Investment income	443	441	456
Net realised gains on financial assets	6	(70)
Net fair value gains through profit or loss	58	(65)	23
Total revenues	15,491	15,187	14,799
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits	(34)	(28)	(25)
Accident and health claims and claim adjustment expenses	(6,170)	(6,751)	(5,826)
Increase in insurance contract liabilities	(119)	125	(158)
Underwriting and policy acquisition costs	(5,443)	(4,808)	(4,565)
Finance costs	(12)	(12)	(16)
Administrative expenses	(2,962)	(2,982)	(3,423)
Other expenses	(169)	(140)	(147)
Including: inter-segment expenses	(5)	(5)	(4)
Statutory insurance fund contribution	(93)	(96)	(111)
Total benefits, claims and expenses	(15,002)	(14,692)	(14,271)
Segment results	489	495	528
Attributable to
Other comprehensive income attributable to equity holders of the Company	109	(10)	(31)
Depreciation and amortisation	312	202	216
ASSETS
Financial assets	10,080	9,835
Others	572	610
Segment assets	10,652	10,445
Liabilities
Insurance contracts	8,529	8,466
Derivative financial instruments		7
Securities sold under agreements to repurchase	365	674
Others	346	211
Segment liabilities	9,240	9,358
Operating segments [member] | Others [member]
Revenues
Investment income	2,293	1,612	1,501
Net realised gains on financial assets	79	(74)	(1)
Net fair value gains through profit or loss	1,219	(340)	201
Other income	8,698	8,505	7,268
Including: inter-segment revenue	1,673	1,579	1,126
Total revenues	12,289	9,703	8,969
BENEFITS, CLAIMS AND EXPENSES
Underwriting and policy acquisition costs	(2,328)	(2,983)	(2,949)
Finance costs	(755)	(619)	(431)
Administrative expenses	(2,910)	(2,895)	(2,629)
Other expenses	(3,294)	(3,255)	(1,521)
Total benefits, claims and expenses	(9,287)	(9,752)	(7,530)
Net gains on investments of associates and joint ventures	8,011	7,745
Including: share of profit of associates and joint ventures	9,159	7,745	7,143
Segment results	11,013	7,696	8,582
Attributable to
Other comprehensive income attributable to equity holders of the Company	946	660	327
Depreciation and amortisation	479	342	160
ASSETS
Financial assets	76,907	43,383
Others	222,983	201,661
Segment assets	299,890	245,044
Liabilities
Securities sold under agreements to repurchase	4,899	3,209
Others	23,904	22,830
Segment liabilities	28,803	26,039
Elimination [member]
Revenues
Other income	(1,673)	(1,579)	(1,126)
Including: inter-segment revenue	(1,673)	(1,579)	(1,126)
Total revenues	(1,673)	(1,579)	(1,126)
BENEFITS, CLAIMS AND EXPENSES
Other expenses	1,673	1,579	1,126
Including: inter-segment expenses	1,673	1,579	1,126
Total benefits, claims and expenses	¥ 1,673	¥ 1,579	¥ 1,126